COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	6 Months Ended
	Jun. 24, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Feb. 16, 2021 $ / shares
Business Acquisition [Line Items]
Deferred fee per unit		$ 0.35	$ 0.35
Aggregate amount | $		$ 8,855,000	$ 8,855,000
Closing Condition, Minimum Net Tangible Asset Requirement | $	$ 5,000,001
Closing Condition, Cash Acquired Through Reverse Recapitalization, Minimum | $	$ 250,000,000
Per unit price (in Dollars per share)		$ 10.00			$ 10.00
Merger Agreement Termination Terms, Number Of Business Days Following Registration Statement Effective Date To Obtain Stockholder Approval	5 days
Reverse Recapitalization, Secondary Sale Amount Determination, Amount Subtracted From Cash On Hand At Closing | $	$ 150,000,000
Reverse Recapitalization, Secondary Sale Amount Determination, Threshold Cash On Hand At Closing | $	150,000,000
Reverse Recapitalization, Secondary Sale Amount If Cash On Hand Does Not Exceed Threshold At Closing | $	$ 0
Class B ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value (in Dollars per share)		0.0001	$ 0.0001
Class A ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	0.0001
Per unit price (in Dollars per share)			$ 12.00
Class A ordinary shares | Subscription Agreements
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	15,000,000
Per unit price (in Dollars per share)	$ 10.00
Aggregate value | $	$ 150,000,000
Class A ordinary shares | Forward Purchase Agreements
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	5,000,000
Per unit price (in Dollars per share)	$ 10.00
Aggregate value | $	$ 50,000,000
Forecast | Common Stock
Business Acquisition [Line Items]
Recapitalization Exchange Ratio				1
Forecast | Warrant
Business Acquisition [Line Items]
Recapitalization Exchange Ratio				1
Forecast | Class B ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Forecast | Class A ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				1
Exercise price per share				$ 11.50
Forecast | Company Domesticated Common Stock
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				1